Derivative financial instruments - Notional amount and fair value of derivative instruments held for trading and designated in hedge relationships (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Financial instruments
Fair Value, Trading, Assets	$ 21,351	$ 21,812
Fair Value, Trading, Liabilities	(22,869)	(22,757)
Fair Value, Total, Assets	24,101	24,033
Fair Value, Total, Liabilities	(24,407)	(25,375)
Parent Entity
Financial instruments
Fair Value, Trading, Assets	21,381	21,834
Fair Value, Trading, Liabilities	(23,039)	(22,791)
Fair Value, Total, Assets	23,562	23,823
Fair Value, Total, Liabilities	(24,229)	(24,911)
Derivatives - net
Financial instruments
Notional Amount	4,550,789	4,218,671
Derivatives - net | Parent Entity
Financial instruments
Notional Amount	4,539,747	4,199,295
Gross Derivatives
Financial instruments
Notional Amount	4,550,789	4,218,671
Fair Value, Trading, Assets	29,573	29,144
Fair Value, Trading, Liabilities	(31,781)	(29,935)
Fair Value, Total, Assets	32,828	31,686
Fair Value, Total, Liabilities	(37,296)	(34,642)
Gross Derivatives | Parent Entity
Financial instruments
Notional Amount	4,539,747	4,199,295
Fair Value, Trading, Assets	29,603	29,172
Fair Value, Trading, Liabilities	(31,951)	(30,121)
Fair Value, Total, Assets	32,289	31,476
Fair Value, Total, Liabilities	(37,118)	(34,178)
Interest rate contracts
Financial instruments
Notional Amount	3,260,401	3,072,869
Fair Value, Trading, Assets	15,802	16,615
Fair Value, Trading, Liabilities	(15,759)	(15,564)
Fair Value, Total, Assets	16,692	17,559
Fair Value, Total, Liabilities	(21,060)	(19,512)
Interest rate contracts | Parent Entity
Financial instruments
Notional Amount	3,256,410	3,063,888
Fair Value, Trading, Assets	15,835	16,649
Fair Value, Trading, Liabilities	(15,930)	(15,752)
Fair Value, Total, Assets	16,676	17,540
Fair Value, Total, Liabilities	(20,942)	(19,348)
Interest rate contracts - Futures contracts
Financial instruments
Notional Amount	189,853	132,785
Interest rate contracts - Futures contracts | Parent Entity
Financial instruments
Notional Amount	189,853	132,785
Interest rate contracts - Forward agreements
Financial instruments
Notional Amount	168,132	215,934
Fair Value, Trading, Assets	11	21
Fair Value, Trading, Liabilities	(12)	(20)
Fair Value, Total, Assets	11	21
Fair Value, Total, Liabilities	(12)	(20)
Interest rate contracts - Forward agreements | Parent Entity
Financial instruments
Notional Amount	168,132	215,934
Fair Value, Trading, Assets	11	21
Fair Value, Trading, Liabilities	(12)	(20)
Fair Value, Total, Assets	11	21
Fair Value, Total, Liabilities	(12)	(20)
Interest rate contracts - Swap agreements
Financial instruments
Notional Amount	2,863,349	2,655,134
Fair Value, Trading, Assets	15,626	16,438
Fair Value, Trading, Liabilities	(15,580)	(15,361)
Fair Value, Total, Assets	16,516	17,382
Fair Value, Total, Liabilities	(20,881)	(19,309)
Interest rate contracts - Swap agreements | Parent Entity
Financial instruments
Notional Amount	2,859,358	2,646,153
Fair Value, Trading, Assets	15,659	16,472
Fair Value, Trading, Liabilities	(15,751)	(15,549)
Fair Value, Total, Assets	16,500	17,363
Fair Value, Total, Liabilities	(20,763)	(19,145)
Interest rate contracts - Options
Financial instruments
Notional Amount	39,067	69,016
Fair Value, Trading, Assets	165	156
Fair Value, Trading, Liabilities	(167)	(183)
Fair Value, Total, Assets	165	156
Fair Value, Total, Liabilities	(167)	(183)
Interest rate contracts - Options | Parent Entity
Financial instruments
Notional Amount	39,067	69,016
Fair Value, Trading, Assets	165	156
Fair Value, Trading, Liabilities	(167)	(183)
Fair Value, Total, Assets	165	156
Fair Value, Total, Liabilities	(167)	(183)
Foreign exchange contracts
Financial instruments
Notional Amount	1,270,021	1,126,921
Fair Value, Trading, Assets	13,422	12,177
Fair Value, Trading, Liabilities	(15,621)	(14,058)
Fair Value, Total, Assets	15,787	13,775
Fair Value, Total, Liabilities	(15,835)	(14,817)
Foreign exchange contracts | Parent Entity
Financial instruments
Notional Amount	1,262,970	1,116,526
Fair Value, Trading, Assets	13,419	12,171
Fair Value, Trading, Liabilities	(15,620)	(14,056)
Fair Value, Total, Assets	15,264	13,584
Fair Value, Total, Liabilities	(15,775)	(14,517)
Foreign exchange contracts - Spot and forward contracts
Financial instruments
Notional Amount	784,791	668,896
Fair Value, Trading, Assets	6,741	5,781
Fair Value, Trading, Liabilities	(6,418)	(6,027)
Fair Value, Total, Assets	6,741	5,800
Fair Value, Total, Liabilities	(6,450)	(6,046)
Foreign exchange contracts - Spot and forward contracts | Parent Entity
Financial instruments
Notional Amount	784,438	668,322
Fair Value, Trading, Assets	6,737	5,774
Fair Value, Trading, Liabilities	(6,417)	(6,024)
Fair Value, Total, Assets	6,737	5,793
Fair Value, Total, Liabilities	(6,448)	(6,040)
Foreign exchange contracts - Cross currency swap agreements
Financial instruments
Notional Amount	462,949	444,421
Fair Value, Trading, Assets	6,561	6,272
Fair Value, Trading, Liabilities	(9,019)	(7,893)
Fair Value, Total, Assets	8,926	7,851
Fair Value, Total, Liabilities	(9,201)	(8,633)
Foreign exchange contracts - Cross currency swap agreements | Parent Entity
Financial instruments
Notional Amount	456,251	434,600
Fair Value, Trading, Assets	6,562	6,273
Fair Value, Trading, Liabilities	(9,019)	(7,894)
Fair Value, Total, Assets	8,407	7,667
Fair Value, Total, Liabilities	(9,143)	(8,339)
Foreign exchange contracts - Options
Financial instruments
Notional Amount	22,281	13,604
Fair Value, Trading, Assets	120	124
Fair Value, Trading, Liabilities	(184)	(138)
Fair Value, Total, Assets	120	124
Fair Value, Total, Liabilities	(184)	(138)
Foreign exchange contracts - Options | Parent Entity
Financial instruments
Notional Amount	22,281	13,604
Fair Value, Trading, Assets	120	124
Fair Value, Trading, Liabilities	(184)	(138)
Fair Value, Total, Assets	120	124
Fair Value, Total, Liabilities	(184)	(138)
Commodity contracts
Financial instruments
Notional Amount	6,735	7,772
Fair Value, Trading, Assets	246	270
Fair Value, Trading, Liabilities	(300)	(235)
Fair Value, Total, Assets	246	270
Fair Value, Total, Liabilities	(300)	(235)
Commodity contracts | Parent Entity
Financial instruments
Notional Amount	6,735	7,772
Fair Value, Trading, Assets	246	270
Fair Value, Trading, Liabilities	(300)	(235)
Fair Value, Total, Assets	246	270
Fair Value, Total, Liabilities	(300)	(235)
Equities
Financial instruments
Notional Amount	96	202
Fair Value, Trading, Assets	1	3
Fair Value, Total, Assets	1	3
Equities | Parent Entity
Financial instruments
Notional Amount	96	202
Fair Value, Trading, Assets	1	3
Fair Value, Total, Assets	1	3
Credit default swaps
Financial instruments
Notional Amount	13,536	10,907
Fair Value, Trading, Assets	102	79
Fair Value, Trading, Liabilities	(101)	(78)
Fair Value, Total, Assets	102	79
Fair Value, Total, Liabilities	(101)	(78)
Credit default swaps | Parent Entity
Financial instruments
Notional Amount	13,536	10,907
Fair Value, Trading, Assets	102	79
Fair Value, Trading, Liabilities	(101)	(78)
Fair Value, Total, Assets	102	79
Fair Value, Total, Liabilities	(101)	(78)
Impact of netting arrangements
Financial instruments
Fair Value, Trading, Assets	(8,222)	(7,332)
Fair Value, Trading, Liabilities	8,912	7,178
Fair Value, Total, Assets	(8,727)	(7,653)
Fair Value, Total, Liabilities	12,889	9,267
Impact of netting arrangements | Parent Entity
Financial instruments
Fair Value, Trading, Assets	(8,222)	(7,338)
Fair Value, Trading, Liabilities	8,912	7,330
Fair Value, Total, Assets	(8,727)	(7,653)
Fair Value, Total, Liabilities	12,889	9,267
Fair-value hedges
Financial instruments
Fair Value, Hedging, Assets	856	870
Fair Value, Hedging, Liabilities	(1,085)	(1,455)
Fair-value hedges | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	817	823
Fair Value, Hedging, Liabilities	(895)	(1,288)
Fair-value hedges | Gross Derivatives
Financial instruments
Fair Value, Hedging, Assets	1,231	1,019
Fair Value, Hedging, Liabilities	(4,718)	(3,237)
Fair-value hedges | Gross Derivatives | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	1,192	971
Fair Value, Hedging, Liabilities	(4,528)	(2,999)
Fair-value hedges | Interest rate contracts
Financial instruments
Fair Value, Hedging, Assets	505	446
Fair Value, Hedging, Liabilities	(4,751)	(3,241)
Fair-value hedges | Interest rate contracts | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	489	426
Fair Value, Hedging, Liabilities	(4,568)	(3,008)
Fair-value hedges | Interest rate contracts - Swap agreements
Financial instruments
Fair Value, Hedging, Assets	505	446
Fair Value, Hedging, Liabilities	(4,751)	(3,241)
Fair-value hedges | Interest rate contracts - Swap agreements | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	489	426
Fair Value, Hedging, Liabilities	(4,568)	(3,008)
Fair-value hedges | Foreign exchange contracts
Financial instruments
Fair Value, Hedging, Assets	726	573
Fair Value, Hedging, Liabilities	33	4
Fair-value hedges | Foreign exchange contracts | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	703	545
Fair Value, Hedging, Liabilities	40	9
Fair-value hedges | Foreign exchange contracts - Cross currency swap agreements
Financial instruments
Fair Value, Hedging, Assets	726	573
Fair Value, Hedging, Liabilities	33	4
Fair-value hedges | Foreign exchange contracts - Cross currency swap agreements | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	703	545
Fair Value, Hedging, Liabilities	40	9
Fair-value hedges | Impact of netting arrangements
Financial instruments
Fair Value, Hedging, Assets	(375)	(149)
Fair Value, Hedging, Liabilities	3,633	1,782
Fair-value hedges | Impact of netting arrangements | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	(375)	(148)
Fair Value, Hedging, Liabilities	3,633	1,711
Cash-flow hedges
Financial instruments
Fair Value, Hedging, Assets	1,894	1,332
Fair Value, Hedging, Liabilities	(421)	(1,144)
Cash-flow hedges | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	1,364	1,147
Fair Value, Hedging, Liabilities	(264)	(816)
Cash-flow hedges | Gross Derivatives
Financial instruments
Fair Value, Hedging, Assets	2,024	1,504
Fair Value, Hedging, Liabilities	(765)	(1,451)
Cash-flow hedges | Gross Derivatives | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	1,494	1,314
Fair Value, Hedging, Liabilities	(608)	(1,042)
Cash-flow hedges | Interest rate contracts
Financial instruments
Fair Value, Hedging, Assets	385	498
Fair Value, Hedging, Liabilities	(550)	(707)
Cash-flow hedges | Interest rate contracts | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	352	465
Fair Value, Hedging, Liabilities	(444)	(588)
Cash-flow hedges | Interest rate contracts - Swap agreements
Financial instruments
Fair Value, Hedging, Assets	385	498
Fair Value, Hedging, Liabilities	(550)	(707)
Cash-flow hedges | Interest rate contracts - Swap agreements | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	352	465
Fair Value, Hedging, Liabilities	(444)	(588)
Cash-flow hedges | Foreign exchange contracts
Financial instruments
Fair Value, Hedging, Assets	1,639	1,006
Fair Value, Hedging, Liabilities	(215)	(744)
Cash-flow hedges | Foreign exchange contracts | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	1,142	849
Fair Value, Hedging, Liabilities	(164)	(454)
Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements
Financial instruments
Fair Value, Hedging, Assets	1,639	1,006
Fair Value, Hedging, Liabilities	(215)	(744)
Cash-flow hedges | Foreign exchange contracts - Cross currency swap agreements | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	1,142	849
Fair Value, Hedging, Liabilities	(164)	(454)
Cash-flow hedges | Impact of netting arrangements
Financial instruments
Fair Value, Hedging, Assets	(130)	(172)
Fair Value, Hedging, Liabilities	344	307
Cash-flow hedges | Impact of netting arrangements | Parent Entity
Financial instruments
Fair Value, Hedging, Assets	(130)	(167)
Fair Value, Hedging, Liabilities	344	226
Net Investment Hedging
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	(32)	(19)
Net Investment Hedging | Parent Entity
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	(31)	(16)
Net Investment Hedging | Gross Derivatives
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	(32)	(19)
Net Investment Hedging | Gross Derivatives | Parent Entity
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	(31)	(16)
Net Investment Hedging | Foreign exchange contracts
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	(32)	(19)
Net Investment Hedging | Foreign exchange contracts | Parent Entity
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	(31)	(16)
Net Investment Hedging | Foreign exchange contracts - Spot and forward contracts
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	(32)	(19)
Net Investment Hedging | Foreign exchange contracts - Spot and forward contracts | Parent Entity
Financial instruments
Fair Value, Hedging, Assets		19
Fair Value, Hedging, Liabilities	$ (31)	$ (16)